Condensed Statements of Partners' Equity (Unaudited) (USD $)	General Partner [Member]	Limited Partner [Member]	Total
Partners' equity at Mar. 31, 2011	$ 44,269	$ 578,272	$ 622,541
Net loss	(175)	(17,283)	(17,458)
Partner's equity at Sep. 30, 2011	$ 44,094	$ 560,989	$ 605,083